Equity (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Company's Shareholding Structure

As of December 31, 2017 the Company’s shareholding structure was as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage of interest
Up to 1.00	2,062	14.22
From 1.01 to 5.00	11	23.57
From 5.01 to 10.00	1	5.12
Over 10	2	57.09

	2,076	100.00